COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues:
Total revenues	$ 268,300	$ 150,458	$ 685,101	$ 448,240
Costs and expenses:
Operating	193,419	114,262	496,803	336,687
Depreciation and amortization	78,682	30,885	186,553	94,875
Interest expense	486	950	1,187	2,847
Transaction costs	3,400	0	26,188	0
Total costs and expenses	281,293	148,364	723,129	442,190
Other income (expense):
Gain (loss) on sales of real estate, net	0	0	3,884	0
Gain (loss) upon change of control, net	0	0	46,270	0
Gain (loss) on debt extinguishments	0	0	(403)	0
Other income (expense), net	8,276	(98)	25,557	(6,507)
Total other income (expense), net	8,276	(98)	75,308	(6,507)
Income (loss) before income taxes and equity income (loss) from unconsolidated joint venture	(4,717)	1,996	37,280	(457)
Income tax benefit (expense)	(891)	(1,576)	(267)	(6,263)
Equity income (loss) from unconsolidated joint venture	0	992	111	3,452
Net income (loss)	(5,608)	1,412	37,124	(3,268)
Noncontrolling interests' share in earnings	1,287	0	610	0
Net income (loss) attributable to Janus Living, Inc.	(4,321)	1,412	37,734	(3,268)
Participating securities' share in earnings	(3)	0	(7)	0
Net (income) loss - pre-IPO	0	0	(39,888)	0
Net income (loss) applicable to common shares	$ (4,324)	$ 0	$ (2,161)	$ 0
Earnings per common share:
Basic (in dollars per share)	$ (0.02)	$ 0	$ (0.01)	$ 0
Diluted (in dollars per share)	$ (0.02)	$ 0	$ (0.01)	$ 0
Weighted average shares outstanding:
Basic (in shares)	225,973	0	209,482	0
Diluted (in shares)	225,973	0	209,482	0
Nonrelated Party
Costs and expenses:
General and administrative	$ 1,527	$ 2,267	$ 5,819	$ 7,781
Related Party Management Fee
Costs and expenses:
General and administrative	3,779	0	6,579	0
Resident Fees and Services
Revenues:
Total revenues	$ 268,300	$ 150,458	$ 685,101	$ 448,240